Cost of revenue	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Cost of revenue	Cost of revenue
The following table represents cost of revenue for the years ended December 31:

	December 31,
	2021	2020
	$	$
Employee wages and benefits	13,438	8,093
Web hosting fees	3,508	2,532
Third party service fees	3,258	532
Other	582	382
	20,786	11,539